Employee Retirement Benefits (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plan
Change in Benefit Obligation [Roll Forward]
Benefit obligation at the beginning of the year			$ 678.9	$ 606.4	$ 606.4	$ 549.7
Service cost	7.1	7.0	14.4	13.3	24.8	26.2	24.0
Interest cost	6.9	7.4	13.6	13.9	28.2	27.5	26.1
Plan amendments					0	(10.2)
Plan settlements					(5.4)	(7.4)
Benefits paid					(29.9)	(18.4)
Actuarial loss (gain)					54.8	39.0
Benefit obligation at the end of the year					678.9	606.4	549.7
Change in Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year			498.4	423.2	423.2	365.9
Actual return of plan assets					64.2	15.3
Company contributions					46.3	67.8
Plan settlements					(5.4)	(7.4)
Benefits paid					(29.9)	(18.4)
Fair value of plan assets at the end of the year					498.4	423.2	365.9
Defined Benefit Plan, Funded Status of Plan [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities					180.5	183.2
Pension Benefits - Non-U.S.
Change in Benefit Obligation [Roll Forward]
Benefit obligation at the beginning of the year			224.4	190.8	190.8	201.5
Service cost	0.7	0.3	1.3	0.6	1.9	4.0	5.2
Interest cost	2.3	2.3	4.6	4.6	9.7	11.0	9.7
Employee contributions					0.1	0.7
Plan curtailments					0	(5.9)
Plan settlements					0	0.1
Benefits paid					(5.5)	(4.0)
Foreign exchange translation					7.7	(1.0)
Actuarial loss (gain)					9.4	(15.1)
Plan combination					10.4	0
Other					(0.1)	(0.5)
Benefit obligation at the end of the year					224.4	190.8	201.5
Change in Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year			178.3	157.0	157.0	152.8
Actual return of plan assets					15.6	(7.6)
Company contributions					4.7	16.0
Employee contributions					0.1	0.7
Benefits paid					(5.5)	(4.0)
Foreign exchange translation					6.5	(0.7)
Other					(0.1)	(0.2)
Fair value of plan assets at the end of the year					178.3	157.0	152.8
Defined Benefit Plan, Funded Status of Plan [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities					46.1	33.8
Postretirement Benefits (U.S.)
Change in Benefit Obligation [Roll Forward]
Benefit obligation at the beginning of the year			19.0	18.2	18.2	19.0
Service cost	0	0.1	0.1	0.2	0.2	0.2	0.3
Interest cost	0.1	0.2	0.3	0.4	0.8	0.9	0.9
Employee contributions					0.8	0.9
Benefits paid					(2.2)	(2.2)
Actuarial loss (gain)					1.2	(0.6)
Benefit obligation at the end of the year					19.0	18.2	19.0
Change in Plan Assets [Roll Forward]
Company contributions					1.4	1.3
Employee contributions					0.8	0.9
Benefits paid					(2.2)	(2.2)
Defined Benefit Plan, Funded Status of Plan [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities					$ 19.0	$ 18.2